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December 28, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Global Series, Inc.
         RiverSource Absolute Return Currency and Income Fund
         RiverSource Emerging Markets Bond Fund
         RiverSource Emerging Markets Fund
         RiverSource Global Bond Fund
         RiverSource Global Equity Fund
         RiverSource Global Technology Fund
      Post-Effective Amendment No. 53
      File Nos. 33-25824/811-5696
      Accession Number: 0000950137-07-018821

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 53 (Amendment). This Amendment was filed electronically on Dec. 20, 2007.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.